CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 717.3	$ 649.8	$ 936.1
Cash flows hedges:
Gain (loss) on valuation of derivative financial instruments	50.6	(6.7)	35.2
Deferred income taxes	(2.7)	(4.2)	12.0
Defined benefit plans:
Re-measurement loss	(47.3)	(12.7)	(7.0)
Deferred income taxes	12.7	3.4	1.9
Other comprehensive income (loss)	13.3	(20.2)	42.1
Comprehensive income from continuing operations	730.6	629.6	978.2
Income from discontinued operations	115.9	3.9	3.7
Comprehensive income	846.5	633.5	981.9
Comprehensive income from continuing operations attributable to
Shareholder	730.5	629.6	978.1
Non-controlling interests	0.1		0.1
Comprehensive income attributable to
Shareholders	846.4	$ 633.5	981.8
Non-controlling interests	$ 0.1		$ 0.1